Financial and Other Non-Current Liabilities - Additional Information (Detail)					1 Months Ended				12 Months Ended
	Jun. 30, 2017 EUR (€) Patient	Sep. 30, 2015 EUR (€)	Jan. 22, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Apr. 30, 2018 EUR (€)	Oct. 31, 2015 EUR (€)	Oct. 31, 2014 EUR (€)	Apr. 30, 2013 EUR (€)	Dec. 31, 2019 EUR (€) Contracts	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€) Installments	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2011 EUR (€)
Disclosure of Detailed Information About Financial Instruments [line items]
Advances repayable at nominal value										100.00%
Number of advance contracts | Contracts									2
Income earned on termination of contract									€ 0	€ 0		€ 0
Cash collected from conditional advance											[1]		[1]
Repayment of conditional advance									1,181,000	1,800,000	[1]	578,000	[1]
Borrowings repaid														€ 256,000
Number of installment payments | Installments														4
Installment payment start date														Sep. 30, 2014
Borrowings paid in installments														€ 64,000
3rd OSEO contract [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance										0		0			€ 128,000	€ 256,000	€ 256,000
Repayment of conditional advance										64,000		128,000
3rd OSEO contract [member] | Top of range [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																	€ 640,000
Cash collected from conditional advance									0	0		0
Repayment of conditional advance		€ 32,000		€ 64,000
4th OSEO contract [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance			€ 864,989		€ 481,162	€ 918,000	€ 903,500	€ 903,500	0	0		€ 0
Repayment of conditional advance									€ 624,000	€ 1,136,000
Annual interest rate on advance									2.05%	2.05%		2.05%		2.05%
4th OSEO contract [member] | Collaborative research and clinical development [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																€ 3,206,162
BPI advance [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance															€ 3,000,000
Cash collected from conditional advance										€ 0		€ 0
Repayment of conditional advance	€ 150,000								€ 600,000	€ 60,000		€ 450,000
Number of quarterly repayments | Patient	20

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.